FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details) - Trade and other receivables	Jun. 30, 2026 USD ($)
Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	0.99%
More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	0.04%
More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	1.82%
More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	1.33%
More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	2.84%
More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	18.26%
More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	21.95%
More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	91.72%
Gross carrying amount
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ 110,891,945
Gross carrying amount | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	64,457,407
Gross carrying amount | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	8,821,111
Gross carrying amount | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	6,669,481
Gross carrying amount | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	3,029,218
Gross carrying amount | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	1,462,126
Gross carrying amount | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	745,079
Gross carrying amount | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	6,454,034
Gross carrying amount | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	19,253,489
Allowance for impairment of trade debtors
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(20,057,106)
Allowance for impairment of trade debtors | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(639,043)
Allowance for impairment of trade debtors | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(3,572)
Allowance for impairment of trade debtors | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(121,148)
Allowance for impairment of trade debtors | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(40,425)
Allowance for impairment of trade debtors | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(41,591)
Allowance for impairment of trade debtors | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(136,075)
Allowance for impairment of trade debtors | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(1,416,876)
Allowance for impairment of trade debtors | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ (17,658,376)